February 2, 2009


VIA EDGAR


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

ATTN:             Office of Filings, Information and Consumer


Re:               Gabelli Equity Series Funds, Inc. (the "Company")
                  FILE NOS. 33-41913/811-06367

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that The Gabelli Small Cap Growth Fund Class AAA Shares Prospectus, the Gabelli Equity Series Funds Class AAA Shares Prospectus, and the Gabelli Equity Series Funds Class A, B, C, and I Shares Prospectus for the above referenced Company do not differ from that contained in Post-Effective Amendment No. 25 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on January 28, 2009 (Accession # 0000935069-09-000172).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-4782.

                                                        Very truly yours,


                                                        /S/ PETER R. BROWN
                                                        Peter R. Brown
                                                        Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         A. Mullady - Gabelli Funds, LLC
         R. Prins - Skadden,  Arps,  Slate,  Meagher & Flom LLP
         A. Lonergan
         D. James